GOODWILL AND INTANGIBLE ASSETS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying value of goodwill, by reporting segment, were as follows (in thousands):

	Brand Direct	Marketplace	Other	Total
Balance, December 31, 2020	$8,616	$32,660	$3,628	$44,904
Additions (Note 8)	4,853	—	—	4,853
Balance, March 31, 2021	$13,469	$32,660	$3,628	$49,757

Changes in the carrying value of goodwill, by reportable segment, were as follows (in thousands):

	Brand Direct	Marketplace	Other	Total
Balance, January 1, 2019	$8,616	$2,937	$550	$12,103
Additions (Note 8)	—	29,723	—	29,723
Balance, December 31, 2019	8,616	32,660	550	41,826
Additions (Note 8)	—	—	3,078	3,078
Balance, December 31, 2020	$8,616	$32,660	$3,628	$44,904

Schedule of Finite-Lived Intangible Assets
Finite-lived intangible assets consisted of the following (in thousands):

		March 31, 2021			December 31, 2020
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Technology	3 to 5	$58,508	$(22,795)	$35,713	$48,008	$(21,454)	$26,554
Customer relationships	1 to 12	28,092	(7,621)	20,471	21,794	(6,749)	15,045
Brand	1 to 5	4,521	(1,174)	3,347	4,295	(961)	3,334
Non-competition agreements	3	2,222	(724)	1,498	2,105	(591)	1,514
Total		$93,343	$(32,314)	$61,029	$76,202	$(29,755)	$46,447

Finite-lived intangible assets consisted of the following (in thousands):

		December 31, 2020			December 31, 2019
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Technology	3 to 5	$48,008	$(21,454)	$26,554	$47,946	$(9,751)	$38,195
Customer relationships	1 to 12	21,794	(6,749)	15,045	19,583	(3,078)	16,505
Brand	1 to 5	4,295	(961)	3,334	4,187	(2,556)	1,631
Non-competition agreements	3	2,105	(591)	1,514	1,815	(211)	1,604
Total		$76,202	$(29,755)	$46,447	$73,531	$(15,596)	$57,935